SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                         February 1, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

       Re:  AllianceBernstein Diversified Yield Fund, Inc.
            File Nos. 33-63797 and 811-7391


Dear Sir or Madam:

          On behalf of AllianceBernstein Diversified Yield Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 28, 2008.

          A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

          Please call me at the above-referenced number if you have any questions regarding the attached.


                                                         Sincerely,


                                                         /s/ Michell G. Fishman
                                                         ----------------------
                                                             Michell G. Fishman


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